Commitment and Contingencies (Details) - Schedule of capital commitments under non-cancelable agreements	Mar. 31, 2023 USD ($)
Schedule of capital commitments under non-cancelable agreements [Abstract]
April 2023 to September 2023	$ 680,163
October 2023 to September 2024	3,554,064
October 2024 to September 2025
October 2025 to September 2026
October 2026 to September 2027
Thereafter
Total	$ 4,234,227